Revenue (Details) - BRL BRL in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Revenue
Gross amount	BRL 15,177,881	BRL 12,257,002	BRL 12,895,290
Sales taxes	(267,075)	(223,979)	(201,210)
Discounts and returns	(3,171,653)	(2,418,206)	(2,613,413)
Net revenue	11,739,153	9,614,817	10,080,667
Europe
Revenue
Net revenue	3,701,121	3,507,714	4,311,769
North America
Revenue
Net revenue	2,357,164	2,071,941	2,467,956
Asia
Revenue
Net revenue	4,562,781	3,040,640	2,389,169
Brazil and others
Revenue
Net revenue	1,118,087	994,522	911,773
Export market
Revenue
Net revenue	10,621,066	8,620,295	9,168,894
Domestic market
Revenue
Net revenue	1,025,783	905,175	818,680
Services
Revenue
Net revenue	BRL 92,304	BRL 89,347	BRL 93,093